Share-Based Payment Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share-Based Payment Plans	Share-based payment plans
Long-term incentive plan based on Telefónica, S.A. shares: Performance Share Plan 2018-2022
At the General Shareholders’ Meeting held on June 8, 2018, a long-term incentive plan was approved, consisting of the delivery of shares of Telefónica, S.A. aimed at senior executive officers of the Telefónica Group, including the Executive Directors of Telefónica, S.A. The plan consists of the delivery to the participants of a certain number of shares of Telefónica, S.A. based on compliance with the objectives established for each of the cycles into which the plan is divided.
The number of shares to deliver depend (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. with regard to the TSRs of a comparison group made up of companies of the telecommunication sector, weighted by its relevance for Telefónica, and (ii) 50% on the generation of free cash flow of Telefónica Group ("FCF").
The plan has a duration of five years and is divided into three cycles of three years each. The first cycle commenced in 2018 and finalized on December 31, 2020. The maximum number of shares assigned to this cycle of the plan was 8,466,996, assigned as of January 1, 2018 with a unit fair value of 6.4631 euros per share for FCF objective and 4.516 euros for TSR. As of December 31, 2020 the number of outstanding shares was 7,093,162. Once considered the target fulfillment levels for 2018, 2019, and 2020, a weighted achievement ratio of 50% was reached. Performance assessment was carried out based on the evolution of the stock price and on the audited results of the Company.
Nevertheless, on February 23, 2021, the Chairman & CEO declared in the Nominating, Retribution and Good Governance Committee that he considered appropriate to renounce to this incentive perception as a sign of responsibility with society, customers, shareholders and employees of Telefónica as well as a cautious measure after the economic impacts of the COVID-19 crisis. The COO made the same declaration. The renounce was accepted by the Board of Directors.
The second cycle commenced in 2019 and finalized on December 31, 2021. The maximum number of shares assigned to this cycle of the plan was 9,471,489 with a unit fair value of 6.1436 euros per share for FCF objective and 4.4394 euros for TSR. As of December 31, 2021 the number of outstanding shares was 7,494,896. Once considered the target fulfillment levels for 2019, 2020, and 2021, a weighted achievement ratio of 50% was reached. Performance assessment was carried out based on the evolution of the stock price and on the audited results of the Company.
In 2020 the third and final cycle commenced, which finalized on December 31, 2022. The maximum number of shares assigned to this cycle of the plan was 5,346,508, assigned as of January 1, 2020 with a unit fair value of 3.2136 euros per share for FCF objective and 1.6444 euros for TSR. As of December 31, 2022 the number of outstanding shares was 4,595,621. Once considered the target fulfillment levels for 2020, 2021, and 2022, a weighted achievement ratio of 50% has been reached. Performance assessment has been carried out based on the evolution of the stock price and on the audited results of the Company.
Long-term incentive plan based on Telefónica, S.A. shares: Performance Share Plan 2021-2025
At the General Shareholders’ Meeting held on April 23, 2021, a long-term incentive plan was approved, consisting of the delivery of shares of Telefónica, S.A. aimed at senior executive officers of the Telefónica Group, including the Executive Directors of Telefónica, S.A. The plan consists of the delivery to the participants of a certain number of shares of Telefónica, S.A. based on compliance with the objectives established for each of the cycles into which the plan is divided.
The number of shares to deliver depend (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. with regard to the TSRs of a comparison group made up of companies of the telecommunication sector, weighted by its relevance for Telefónica, (ii) 40% on the generation of free cash flow of Telefónica Group ("FCF"), and (iii) 10% on CO2 Emission Neutralization, in line with the goal set by the Company.
The plan has a duration of five years and is divided into three cycles of three years each. The first cycle commenced in 2021, with delivery of the respective shares in 2024. The maximum number of shares assigned to this cycle of the plan was 19,425,499 and the outstanding shares at December 31, 2022 was 18,544,534, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2022	Unit fair value (euros)
TSR Objective	9,712,750	9,272,267	2.64
FCF Objective	7,770,200	7,417,814	3.15
CO2 E.N. Objective	1,942,550	1,854,453	3.15
The second cycle commenced in 2022, with delivery of the respective shares in 2025. The maximum number of shares assigned to this cycle of the plan was 15,069,650 and the outstanding shares at December 31, 2022 was 14,969,799, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2022	Unit fair value (euros)
TSR Objective	7,534,825	7,484,899	2.43
FCF Objective	6,027,860	5,987,920	2.95
CO2 E.N. Objective	1,506,965	1,496,980	2.95
Long-term incentive plan based on Telefónica, S.A. shares: “Talent for the Future Share Plan 2018-2022” (TFSP)
At its meeting on June 8, 2018, the Telefónica, S.A.'s Board of Directors agreed to launch the long-term incentive plan "Talent for the Future Share Plan".
The term of this plan is five years and it is divided into three cycles. As in the case of the Performance Share Plan 2018-2022 described above, the number of shares to deliver will depend (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. and (ii) 50% on the generation of free cash flow of the Telefónica Group ("FCF").
The first cycle commenced in 2018 and finalized on December 31, 2020. The maximum number of shares assigned to this cycle of the plan was 787,500, assigned as of January 1, 2018 with a unit fair value of 6.4631 euros per share for FCF objective and 4.516 euros for TSR. As of December 31, 2020 the number of outstanding shares was 691,750. Once considered the target fulfillment levels for 2018, 2019, and 2020, a weighted achievement ratio of 50% was reached. Performance assessment was carried out based on the evolution of the stock price and on the audited results of the Company.
The second cycle commenced in 2019 and finalized on December 31, 2021. The maximum number of shares assigned to this cycle of the plan was 812,000, assigned as of January 1, 2019 with a unit fair value of 6.1436 euros per share for FCF objective and 4.4394 euros for TSR. As of December 31, 2021 the number of outstanding shares was 690,750. Once considered the target fulfillment levels for 2019, 2020, and 2021, a weighted achievement ratio of 50% was reached. Performance assessment was carried out based on the evolution of the stock price and on the audited results of the Company.
In 2020 the third and final cycle commenced, which finalized on December 31, 2022. The maximum number of shares assigned to this cycle of the plan was 897,400, assigned as of January 1, 2020 with a unit fair value of 3.2136 euros per share for FCF objective and 1.6444 euros for TSR. As of December 31, 2022 the number of outstanding shares was 761,600. Once considered the target fulfillment levels for 2020, 2021, and 2022, a weighted achievement ratio of 50% has been reached. Performance assessment has been carried out based on the evolution of the stock price and on the audited results of the Company.
Long-term incentive plan based on Telefónica, S.A. shares: “Talent for the Future Share Plan 2021-2025” (TFSP)
At its meeting on March 17, 2021, the Telefónica, S.A.'s Board of Directors agreed to launch a new installment of the long-term incentive plan "Talent for the Future Share Plan".
The term of this plan is also five years and it is divided into three cycles. As in the case of the Performance Share Plan 2021-2025 described above, the number of shares to deliver will depend (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. with regard to the TSRs of a comparison group made up of companies of the telecommunication sector, weighted by its relevance for Telefónica, (ii) 40% on the generation of free cash flow of Telefónica Group ("FCF"), and (iii) 10% on CO2 Emission Neutralization, in line with the goal set by the Company.
The first cycle commenced in 2021, with delivery of the respective shares in 2024. The maximum number of shares assigned to this cycle of the plan was 1,751,500 and the outstanding shares at December 31, 2022 was 1,659,500, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2022	Unit fair value (euros)
TSR Objective	875,750	829,750	2.64
FCF Objective	700,600	663,800	3.15
CO2 E.N. Objective	175,150	165,950	3.15
The second cycle commenced in 2022, with delivery of the respective shares in 2025. The maximum number of shares assigned to this cycle of the plan was 1,646,500 and the outstanding shares at December 31, 2022 was 1,611,000, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2022	Unit fair value (euros)
TSR Objective	823,250	805,500	2.43
FCF Objective	658,600	644,400	2.95
CO2 E.N. Objective	164,650	161,100	2.95
Incentivized purchases of Telefónica, S.A. shares for employees
The Telefónica, S.A. Ordinary General Shareholders’ meeting on April 8, 2022 approved a new voluntary plan for incentivized purchases of shares of Telefónica, S.A. for the employees of the Group. Under this Plan, employees are offered the option to acquire Telefónica, S.A. shares during a twelve-month period, with the company undertaking to deliver a certain number of free shares to participants, subject to certain requirements. The maximum amount that each employee can invest is limited to 1,800 euros. The total number of free shares to be delivered for the whole plan may never exceed 0.38% of the share capital of Telefónica, S.A. at the date of approval of the plan at the General Shareholders' Meeting.
The purchase period commenced in October 2022 and will finalize in September 2023. In March 2024 the vesting period of the plan will end. At December 31, 2022, 27,518 employees had registered for the plan.